Financial Instruments (Detail Textuals 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilities | Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of derivative financial instruments	$ 8,690	$ 37,324
Net unrealized fair value gain (loss) of derivative	(131)	(2,798)
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in Loss from continuing operations 1% if benchmark interest rate is lower with all other variables held constant	84
Bottom of range | Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in Loss from continuing operations if equity prices strengthened 10% with all other variables held constant	1
Decrease in Other comprehensive loss from continuing operations if equity prices strengthened 10% with all other variables held constant	77
Decrease in Loss from continuing operations if strengthened 10% underlying prices with all other variables held constant		(5)
Top of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in Loss from continuing operations if 1% benchmark interest rate is higher with all other variables held constant	84
Top of range | Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in Loss from continuing operations if equity prices weakened 10% with all other variables held constant	1
Increase in Other comprehensive loss from continuing operations if equity prices weakened 10% with all other variables held constant	$ 77
Increase in Loss form continuing operations if weakened 10% underlying prices with all other variables held constant		$ 5